Goodwill and Other Intangible Assets - Summary of Finite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 104,200	$ 111,489	$ 147,252
Accumulated Amortization	(53,226)	(48,062)	(73,616)
Net Carrying Amount	$ 50,974	$ 63,427	73,636
Trade names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	10 years	10 years
Gross Carrying Amount	$ 28,525	$ 30,316	30,066
Accumulated Amortization	(9,572)	(8,396)	(5,050)
Net Carrying Amount	18,953	21,920	25,016
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	20,290	21,293	31,513
Accumulated Amortization	(14,748)	(13,231)	(23,646)
Net Carrying Amount	5,542	8,062	7,867
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	53,436	57,656	80,510
Accumulated Amortization	(27,650)	(25,512)	(41,739)
Net Carrying Amount	25,786	32,144	38,771
Noncompete agreements and domain names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,949	2,224	5,163
Accumulated Amortization	(1,256)	(923)	(3,181)
Net Carrying Amount	$ 693	$ 1,301	$ 1,982
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life		2 years
Minimum [Member] | Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	2 years	2 years
Minimum [Member] | Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	6 years	6 years
Minimum [Member] | Noncompete agreements and domain names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	2 years	2 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life		13 years
Maximum [Member] | Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	8 years	8 years
Maximum [Member] | Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	14 years	14 years
Maximum [Member] | Noncompete agreements and domain names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset useful life	5 years	5 years